CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)		$ (141,573,000)	$ (102,493,000)	$ (88,387,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative warrant liabilities		(12,148,000)	0	0
Changes in operating assets and liabilities:
Net cash used in operating activities		(148,609,000)	(99,162,000)	(47,235,000)
Cash Flows from Investing Activities
Net cash used in investing activities		(52,332,000)	(1,952,000)	(3,526,000)
Cash Flows from Financing Activities:
Net cash provided by financing activities		368,064,000	173,344,000	38,494,000
Net increase (decrease) in cash, cash equivalents and restricted cash		167,123,000	72,230,000	(12,267,000)
Beginning of period		77,094,000	4,864,000	17,131,000
End of period	$ 4,864,000	244,217,000	77,094,000	4,864,000
SPRING VALLEY ACQUISITION CORP
Cash Flows from Operating Activities:
Net income (loss)	(12,971,424)		3,202,748
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	12,110,000		(4,511,000)
Offering costs allocated to derivative warrant liabilities	749,253
Payment of formation costs through issuance of Class B ordinary shares	5,000
Income from investments held in Trust Account	(1,973)		(18,965)
Changes in operating assets and liabilities:
Prepaid expenses	(237,088)		135,895
Accounts payable			305,022
Accrued expenses			(9,934)
Net cash used in operating activities	(346,232)		(896,234)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(232,300,000)
Net cash used in investing activities	(232,300,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid and reimbursements	226,150,000
Proceeds from sale of Private Placement Warrants	8,900,000
Repayment of promissory note - related party	(124,826)
Payment of offering costs	(372,594)		(25,000)
Net cash provided by financing activities	234,552,580		(25,000)
Net increase (decrease) in cash, cash equivalents and restricted cash	1,906,348		(921,234)
Beginning of period		$ 985,114	1,906,348
End of period	1,906,348		$ 985,114	$ 1,906,348
Supplemental disclosure of noncash financing activities:
Warrant liabilities in connection with initial public offering	22,529,000
Deferred underwriting fee payable	8,050,000
Accrued offering costs	49,934
Offering costs paid by Sponsor in exchange for Founder Shares	20,000
Offering costs paid directly through note payable	$ 124,826